Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Deferred income tax assets:
Pension costs	$ 1,047	$ 928
Allowance for loan losses	1,781	1,420
Depreciation	322	294
Post-retirement benefits and healthcare obligations		418
Non-qualified benefit plans	237	255
Employee Stock Ownership Plan	377	368
Supplemental Executive Retirement Plan	179	112
Other benefit plans	295	18
Other	323	271
Total Deferred Tax Assets	4,561	4,084
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(54)	(85)
Post-retirement benefits and healthcare obligations	(65)
Net Deferred Tax Asset Included in Other Assets	$ 4,442	$ 3,999